Revenue	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

10. Revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the years ended March 31,
		2025	2024	2023
		USD	USD	USD
Types of revenue	Point of recognition
Substructure services	Over-time	7,370,545	5,674,872	2,046,946
Consultancy services	Over-time	-	80,769	181,538
Total		7,370,545	5,755,641	2,228,484

As at March 31, 2025, the Company had remaining performance obligations under contracts with customers amounted to USD1,054,539 (2024: USD4,086,086). Revenue related to these obligations is expected to be recognized over the next 12 to 24 months as services are rendered.